General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2024
General And Administrative Expenses
Schedule of General and Administrative Expenses

	Year ended December 31,
	2024	2023	2022
		(in thousands)
Stock-based compensation	$419	$649	$913
Professional fees	896	908	1,084
Salaries and benefits	1,478	1,428	1,164
Rent and office-maintenance fees	117	261	401
Insurance and other expenses	389	677	1,094
	$3,299	$3,923	$4,656